CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 22,703	$ 96,661	$ 45
Restricted cash and cash equivalents	18,583	4,416	0
Accounts receivable, net	2,248	110	11
Accounts receivable - related party		8	322
Inventory, net of allowance	3,106	922	243
Prepaid expenses and other current assets	3,572	3,399
Total current assets	50,212	105,508	628
Property and equipment, net	123,615	37,350
Property and equipment, net		37,405	8,423
Operating Lease, Right-of-Use Asset	176	55
Goodwill	36,598
Intangible assets, net	52,923
Other assets	906	1,017	51
Total assets	264,430	143,930	9,102
Current liabilities
Accounts payable	5,167	1,920
Accrued liabilities	4,289	16,020
Accrued liabilities		16,048	1,294
Accrued liabilities - related party		8	833
Share settlement note		0	50
Operating lease liabilities	71	28
Total current liabilities	9,527	17,968	2,353
Long-term debt, net of deferred financing costs	105,182	11,199	104
Financing obligation	14,190	13,070	9,216
Operating lease liabilities, noncurrent	94	10
Other liabilities		10	0
Total liabilities	128,993	42,247	11,673
Commitments and contingencies
Stockholders' equity
Common stock	9	9	1
Additional paid-in capital	261,105	169,916	9,577
Accumulated deficit	(125,677)	(68,242)	(12,149)
Total stockholders' equity	135,437	101,683	(2,571)
Total liabilities and stockholders' equity	$ 264,430	143,930	9,102
Previously Reported [Member]
Current assets
Prepaid expenses and other current assets		3,391	7
Current liabilities
Accounts payable		$ 1,912	$ 176